UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:       December 31, 2003

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     WoodTrust Asset Management, N.A.
Address:  181 2nd Street South
          P.O. Box 8000
          Wisconsin Rapids, WI 54495-8000

Form 13F File No:   28-10000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Linda L. Bender
Title:         Vice President/Personal Trust Officer
Phone:         (715) 422-0210
Signature, Place, and Date of Signing:


/s/ Linda L. Bender   Wisconsin Rapids, Wisconsin   01/19/04
     (Signature)              (City/State)           (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None


                      FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      43

Form 13F Information Table Value Total:$110,665
                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



                         WOODTRUST ASSET MANAGEMENT, N.A.
                              FORM 13F INFORMATION TABLE
                                December 31, 2003

                                                                                       Voting Authority
                           Title            Value  Shares/  Sh/ Put/ Invstmt   Otr
Name of Issuer               of    Cusip     (x    Prn Amt  Prn Call Dscretn  Mgrs   Sole    Shared None
                           Class           $1,000)

ALTRIA GROUP INC.          COM    02209S103  1,256    23,079  SH      Sole             22,747    332    0
ALTRIA GROUP INC           COM    02209S103     65     1,200  SH      Other             1,200      0    0
AMGEN INC.                 COM     31162100  1,479    23,928  SH      Sole             23,729    199    0
AMGEN INC.                 COM     31162100     45       725  SH      Other               725      0    0
ANHEUSER-BUSCH COS INC.    COM     35229103    934    17,729  SH      Sole             17,472    257    0
ASSOCIATED BANC-CORP       COM     45487105    369     8,624  SH      Sole              8,624      0    0
AUTOMATIC DATA PROCESSING  COM     53015103  1,200    30,292  SH      Sole             29,864    428    0
BAXTER INTERNATIONAL INC.  COM     71813109  1,571    51,486  SH      Sole             50,776    710    0
BERKSHIRE HATHAWAY INC     COM     84670207  3,468     1,232  SH      Sole              1,216     16    0
BRISTOL-MYERS SQUIBB CO.   COM    110122108    352    12,299  SH      Sole             12,299      0    0
CISCO SYSTEMS INC.         COM    17275R102    362    14,942  SH      Sole             14,942      0    0
COCA-COLA COMPANY          COM    191216100  1,873    36,908  SH      Sole             36,457    451    0
COCA-COLA COMPANY          COM    191216100     56     1,100  SH      Other             1,100      0    0
COLGATE-PALMOLIVE COMPANY  COM    194162103  1,270    25,372  SH      Sole             25,008    364    0
DELL INC.                  COM    24702R101  1,000    29,436  SH      Sole             29,004    432    0
EMC CORPORATION            COM    268648102    178    13,758  SH      Sole             13,758      0    0
EMC CORPORATION            COM    268648102     13     1,000  SH      Other             1,000      0    0
EXXON-MOBIL CORPORATION    COM    30231G102  2,139    52,174  SH      Sole             51,623    551    0
EXXON-MOBIL CORPORATION    COM    30231G102     47     1,156  SH      Other             1,156      0    0
FANNIE MAE                 COM    313586109  1,630    21,717  SH      Sole             21,404    313    0
FIRST DATA CORP            COM    319963104    927    22,549  SH      Sole             22,232    317    0
GENERAL ELECTRIC COMPANY   COM    369604103  2,961    95,584  SH      Sole             94,635    949    0
GENERAL ELECTRIC COMPANY   COM    369604103    119     3,840  SH      Other             3,840      0    0
HOME DEPOT INC.            COM    437076102  2,420    68,195  SH      Sole             67,374    821    0
INTEL CORPORATION          COM    458140100  1,576    49,161  SH      Sole             48,656    505    0
INTEL CORPORATION          COM    458140100    122     3,800  SH      Other             3,800      0    0
JOHNSON & JOHNSON          COM    478160104  1,251    24,215  SH      Sole             23,955    260    0
JOHNSON & JOHNSON          COM    478160104     57     1,100  SH      Other             1,100      0    0
KIMBERLY-CLARK CORPORATION COM    494368103    209     3,539  SH      Sole              3,539      0
MARSHALL & ILSLEY CORP     COM    571834100  3,302    86,337  SH      Sole             85,676    661    0
MEDTRONIC INC.             COM    585055106  2,115    43,516  SH      Sole             42,948    568    0
MERCK & CO INC.            COM    589331107    294     6,363  SH      Sole              6,363      0    0
MICROSOFT CORPORATION      COM    594918104  1,355    49,502  SH      Sole             48,978    524    0
MICROSOFT CORPORATION      COM    594918104      4       144  SH      Other               144      0    0
NOKIA CORPORATION          ADR    654902204  1,142    67,158  SH      Sole             66,235    923    0
NOKIA CORPORATION          ADR    654902204     17     1,000  SH      Other             1,000      0    0
PEPSICO INC.               COM    713448108  1,174    25,175  SH      Sole             24,878    297    0
PEPSICO INC.               COM    713448108    107     2,300  SH      Other             2,300      0    0
PFIZER INC.                COM    717081103  2,513    71,133  SH      Sole             70,318    815
PFIZER INC.                COM    717081103     57     1,600  SH      Other             1,600      0    0
PROCTOR & GAMBLE COMPANY   COM    742718109  1,489    14,911  SH      Sole             14,699    212    0
PROCTOR & GAMBLE COMPANY   COM    742718109    110     1,100  SH      Other             1,100      0    0
RENAISSANCE LEARNING INC.  COM    75968L105 48,856 2,029,732  SH      Sole          2,028,227  1,505    0
SCHLUMBERGER LTD.          ADR    806857108    998    18,233  SH      Sole             17,969    264    0
SEI CORPORATION            COM    784117103    861    28,248  SH      Sole             27,841    407    0
SONY CORPORATION           ADR    835699307  1,057    30,501  SH      Sole             30,054    447    0
STORA ENSO CORPORATION     ADR    86210M106  3,137   231,314  SH      Sole            231,314      0    0
TARGET CORPORATION         COM    87612E106    941    24,517  SH      Sole             24,174    343    0
UNITEDHEALTH GROUP INC.    COM    91324P102  2,123    36,494  SH      Sole             35,966    528    0
WAL-MART STORES INC.       COM    931142103  1,450    27,324  SH      Sole             26,975    349    0
WAL-MART STORES INC.       COM    931142103     32       600  SH      Other               600      0    0
WALGREEN COMPANY           COM    931422109  1,135    31,200  SH      Sole             30,754    446    0
WASHINGTON MUTUAL INC.     COM    939322103  1,504    37,478  SH      Sole             36,966    512    0
WASTE MANAGEMENT INC.      COM    94106L109  2,351    79,426  SH      Sole             78,349  1,077    0
WELLS FARGO & COMPANY      COM    949746101  2,417    41,045  SH      Sole             40,508    537    0
WEYERHAEUSER COMPANY       COM    982526105    213     3,335  SH      Sole              3,335      0
WRIGLEY COMPANY            COM    982526105    962    17,116  SH      Sole             16,868    248    0

REPORT SUMMARY                43           110,665

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